UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Digital Health ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF

Semi-Annual Report
December 31, 2022

Contents

Fidelity® Clean Energy ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Cloud Computing ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Crypto Industry and Digital Payments ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Digital Health ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Electric Vehicles and Future Transportation ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Metaverse ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Clean Energy ETF
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Vestas Wind Systems A/S	5.2
Enphase Energy, Inc.	4.1
ORSTED A/S	3.9
First Solar, Inc.	3.6
Northland Power, Inc.	2.9
Xinyi Solar Holdings Ltd.	2.6
Drax Group PLC	2.6
China Longyuan Power Grid Corp. Ltd. (H Shares)	2.5
EDP Renovaveis SA	2.5
Plug Power, Inc.	2.5
32.4

Market Sectors (% of Fund's net assets)

Utilities	52.5
Industrials	27.9
Information Technology	19.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 73.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Clean Energy ETF
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
INDUSTRIALS - 27.9%
Construction & Engineering - 2.8%
OX2 AB (a)	70,635	596,223
Xinte Energy Co. Ltd. (H Shares)	248,400	459,567
		1,055,790
Electrical Equipment - 25.1%
Array Technologies, Inc. (a)	41,307	798,464
Bloom Energy Corp. Class A (a)	43,149	825,009
CS Wind Corp.	12,316	670,099
Doosan Fuel Cell Co. Ltd. (a)	23,156	537,468
Nordex SE (a)	54,221	763,849
Plug Power, Inc. (a)	76,237	943,052
PowerCell Sweden AB (a)	39,755	454,228
Shoals Technologies Group, Inc. (a)	34,503	851,189
Sunrun, Inc. (a)	35,857	861,285
TPI Composites, Inc. (a)	38,950	394,953
Vestas Wind Systems A/S	68,852	1,997,030
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	519,600	462,683
		9,559,309
TOTAL INDUSTRIALS		10,615,099
INFORMATION TECHNOLOGY - 19.5%
Electronic Equipment & Components - 1.8%
Landis+Gyr Group AG	9,637	679,652
Semiconductors & Semiconductor Equipment - 17.7%
Canadian Solar, Inc. (a)	20,743	640,959
Enphase Energy, Inc. (a)	5,952	1,577,042
First Solar, Inc. (a)	9,031	1,352,753
Flat Glass Group Co. Ltd.	233,000	563,622
JinkoSolar Holdings Co. Ltd. ADR (a)	14,975	612,178
Maxeon Solar Technologies Ltd. (a)	21,663	347,908
SMA Solar Technology AG (a)	9,156	653,241
Xinyi Solar Holdings Ltd.	888,000	983,007
		6,730,710
TOTAL INFORMATION TECHNOLOGY		7,410,362
UTILITIES - 52.5%
Electric Utilities - 8.5%
Acciona SA	5,089	933,629
ORSTED A/S (b)	16,584	1,502,541
Verbund AG	9,382	787,518
		3,223,688
Independent Power and Renewable Electricity Producers - 44.0%
Atlantica Sustainable Infrastructure PLC	26,081	675,498
Boralex, Inc. Class A	28,416	839,299
Brookfield Renewable Corp.	29,468	810,563
China Datang Corp. Renewable Power Co. Ltd.	1,825,000	540,138
China Longyuan Power Grid Corp. Ltd. (H Shares)	786,000	960,729
Clearway Energy, Inc. Class C	24,193	771,031
Corp. ACCIONA Energias Renovables SA	19,542	753,743
Drax Group PLC	114,875	971,427
EDP Renovaveis SA	42,969	943,771
Encavis AG	38,403	757,619
Enlight Renewable Energy Ltd. (a)	337,008	687,674
ERG SpA	22,545	696,811
Innergex Renewable Energy, Inc.	59,670	713,424
Neoen SA (b)	18,411	739,004
Northland Power, Inc.	39,974	1,095,417
Ormat Technologies, Inc.	10,850	938,308
ReNew Energy Global PLC (a)	81,432	447,876
RENOVA, Inc. (a)	28,700	513,118
Scatec Solar AS (b)	66,907	533,843
Solaria Energia y Medio Ambiente SA (a)	37,287	681,283
Sunnova Energy International, Inc. (a)	35,065	631,521
TransAlta Renewables, Inc.	58,270	483,809
West Holdings Corp.	16,300	542,324
		16,728,230
TOTAL UTILITIES		19,951,918
TOTAL COMMON STOCKS (Cost $41,513,387)		37,977,379

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (c) (Cost $2,753)	2,753	2,753

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $41,516,140)	37,980,132
NET OTHER ASSETS (LIABILITIES) - 0.1%	25,276
NET ASSETS - 100.0%	38,005,408

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,775,388 or 7.3% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	-	1,860,061	1,857,308	498	-	-	2,753	0.0%
Total	-	1,860,061	1,857,308	498	-	-	2,753

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Industrials	10,615,099	8,155,386	2,459,713	-
Information Technology	7,410,362	5,863,733	1,546,629	-
Utilities	19,951,918	15,893,068	4,058,850	-

Money Market Funds	2,753	2,753	-	-
Total Investments in Securities:	37,980,132	29,914,940	8,065,192	-
Fidelity® Clean Energy ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $41,513,387)		37,977,379
Fidelity Central Funds (cost $2,753)		2,753

Total Investment in Securities (cost $41,516,140)			$37,980,132
Foreign currency held at value (cost $22,970)			23,027
Dividends receivable			19,394
Distributions receivable from Fidelity Central Funds			74
Total assets			38,022,627
Liabilities
Payable for investments purchased		$4,451
Accrued management fee		12,768
Total Liabilities			17,219
Net Assets			$38,005,408
Net Assets consist of:
Paid in capital			$43,454,982
Total accumulated earnings (loss)			(5,449,574)
Net Assets			$38,005,408
Net Asset Value , offering price and redemption price per share ($38,005,408 ÷ 1,750,000 shares)			$21.72

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$109,570
Income from Fidelity Central Funds		498
Total Income		110,068
Expenses
Management fee	$71,657
Independent trustees' fees and expenses	61
Total expenses before reductions	71,718
Expense reductions	(29)
Total expenses after reductions		71,689
Net Investment income (loss)		38,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(869,071)
Foreign currency transactions	(594)
Total net realized gain (loss)		(869,665)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	934,682
Assets and liabilities in foreign currencies	6,285
Total change in net unrealized appreciation (depreciation)		940,967
Net gain (loss)		71,302
Net increase (decrease) in net assets resulting from operations		$109,681
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	For the period October 5, 2021 (commencement of operations) through June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,379	$144,270
Net realized gain (loss)	(869,665)	(1,012,499)
Change in net unrealized appreciation (depreciation)	940,967	(4,471,106)
Net increase (decrease) in net assets resulting from operations	109,681	(5,339,335)
Distributions to shareholders	(75,550)	(145,750)
Share transactions
Proceeds from sales of shares	9,683,566	33,772,796
Net increase (decrease) in net assets resulting from share transactions	9,683,566	33,772,796
Total increase (decrease) in net assets	9,717,697	28,287,711

Net Assets
Beginning of period	28,287,711	-
End of period	$38,005,408	$28,287,711

Other Information
Shares
Sold	400,000	1,350,000
Redeemed	-	-
Net increase (decrease)	400,000	1,350,000

Financial Highlights
Fidelity® Clean Energy ETF

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$20.95	$25.12
Income from Investment Operations
Net investment income (loss) B,C	.02	.15
Net realized and unrealized gain (loss)	.80	(4.20)
Total from investment operations	.82	(4.05)
Distributions from net investment income	(.05)	(.12)
Total distributions	(.05)	(.12)
Net asset value, end of period	$21.72	$20.95
Total Return D,E,F	3.84%	(16.12)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%
Expenses net of fee waivers, if any	.39% I	.39%
Expenses net of all reductions	.39% I	.39%
Net investment income (loss)	.21% I	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$38,005	$28,288
Portfolio turnover rate J,K	50% I	30% L

A For the period October 5, 2021 (commencement of operations) through June 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity® Cloud Computing ETF
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

SAP SE	4.3
Salesforce.com, Inc.	4.2
ServiceNow, Inc.	4.1
Equinix, Inc.	3.9
Snowflake, Inc.	3.3
Workday, Inc. Class A	3.3
VMware, Inc. Class A	3.0
Digital Realty Trust, Inc.	2.9
MongoDB, Inc. Class A	2.8
Hewlett Packard Enterprise Co.	2.7
34.5

Market Sectors (% of Fund's net assets)

Information Technology	93.0
Real Estate	6.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 18.4%
Futures - 0.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Cloud Computing ETF
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 93.0%
Communications Equipment - 1.2%
NetScout Systems, Inc. (a)	7,704	250,457
IT Services - 11.0%
Atos SE (a)	20,870	200,729
Kingsoft Cloud Holdings Ltd. ADR (a)	50,752	194,380
MongoDB, Inc. Class A (a)	2,928	576,348
Snowflake, Inc. (a)	4,868	698,753
Twilio, Inc. Class A (a)	8,818	431,729
Vnet Group, Inc. ADR (a)	33,814	191,725
		2,293,664
Software - 69.8%
Alteryx, Inc. Class A (a)	6,496	329,152
Atlassian Corp. PLC (a)	4,149	533,893
Box, Inc. Class A (a)	11,773	366,493
C3.ai, Inc. (a)	16,534	185,015
CommVault Systems, Inc. (a)	4,571	287,242
Confluent, Inc. (a)	13,833	307,646
Coupa Software, Inc. (a)	5,604	443,669
Datadog, Inc. Class A (a)	7,326	538,461
Dropbox, Inc. Class A (a)	16,774	375,402
Dynatrace, Inc. (a)	10,779	412,836
Elastic NV (a)	6,103	314,305
Five9, Inc. (a)	5,302	359,794
GitLab, Inc. (a)	6,551	297,677
HubSpot, Inc. (a)	1,706	493,256
Informatica, Inc. (a)	10,726	174,727
Kingdee International Software Group Co. Ltd. (a)	208,500	447,189
LivePerson, Inc. (a)	15,855	160,770
Micro Focus International PLC	44,127	281,007
MicroStrategy, Inc. Class A (a)	1,316	186,306
New Relic, Inc. (a)	5,468	308,669
Nutanix, Inc. Class A (a)	13,249	345,136
Open Text Corp.	14,458	428,101
Pegasystems, Inc.	6,568	224,888
Qualtrics International, Inc. (a)	21,119	219,215
Sage Group PLC	47,534	426,324
Salesforce.com, Inc. (a)	6,629	878,939
SAP SE	8,741	899,204
ServiceNow, Inc. (a)	2,209	857,688
Splunk, Inc. (a)	5,551	477,886
Sumo Logic, Inc. (a)	25,280	204,768
Teradata Corp. (a)	9,372	315,462
UiPath, Inc. Class A (a)	27,183	345,496
Verint Systems, Inc. (a)	7,328	265,860
VMware, Inc. Class A (a)	5,128	629,513
Workday, Inc. Class A (a)	4,061	679,527
Zoom Video Communications, Inc. Class A (a)	7,096	480,683
		14,482,199
Technology Hardware, Storage & Peripherals - 11.0%
Hewlett Packard Enterprise Co.	35,414	565,207
NetApp, Inc.	7,712	463,183
Pure Storage, Inc. Class A (a)	14,327	383,391
Seagate Technology Holdings PLC	8,728	459,180
Western Digital Corp. (a)	13,310	419,931
		2,290,892
TOTAL INFORMATION TECHNOLOGY		19,317,212
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Digital Realty Trust, Inc.	6,062	607,837
Equinix, Inc.	1,218	797,827
		1,405,664
TOTAL COMMON STOCKS (Cost $29,792,508)		20,722,876

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (b) (Cost $3,483)	3,482	3,483

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $29,795,991)	20,726,359
NET OTHER ASSETS (LIABILITIES) - 0.2%	32,084
NET ASSETS - 100.0%	20,758,443

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1	Mar 2023	22,045	(1,331)	(1,331)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	-	677,455	673,972	229	-	-	3,483	0.0%
Total	-	677,455	673,972	229	-	-	3,483

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Information Technology	19,317,212	17,689,812	1,627,400	-
Real Estate	1,405,664	1,405,664	-	-

Money Market Funds	3,483	3,483	-	-
Total Investments in Securities:	20,726,359	19,098,959	1,627,400	-
Derivative Instruments:

Liabilities
Futures Contracts	(1,331)	(1,331)	-	-
Total Liabilities	(1,331)	(1,331)	-	-
Total Derivative Instruments:	(1,331)	(1,331)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,331)
Total Equity Risk	0	(1,331)
Total Value of Derivatives	0	(1,331)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Cloud Computing ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $29,792,508)		20,722,876
Fidelity Central Funds (cost $3,483)		3,483

Total Investment in Securities (cost $29,795,991)			$20,726,359
Segregated cash with brokers for derivative instruments			1,580
Cash			520
Foreign currency held at value (cost $15,378)			15,391
Dividends receivable			21,408
Distributions receivable from Fidelity Central Funds			53
Total assets			20,765,311
Liabilities
Accrued management fee		6,841
Payable for daily variation margin on futures contracts		21
Other payables and accrued expenses		6
Total Liabilities			6,868
Net Assets			$20,758,443
Net Assets consist of:
Paid in capital			$32,550,158
Total accumulated earnings (loss)			(11,791,715)
Net Assets			$20,758,443
Net Asset Value , offering price and redemption price per share ($20,758,443 ÷ 1,400,000 shares)			$14.83

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$50,210
Income from Fidelity Central Funds		229
Total Income		50,439
Expenses
Management fee	$39,242
Independent trustees' fees and expenses	34
Total expenses before reductions	39,276
Expense reductions	(75)
Total expenses after reductions		39,201
Net Investment income (loss)		11,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,328,881)
Foreign currency transactions	(1,937)
Futures contracts	763
Total net realized gain (loss)		(1,330,055)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(255,782)
Assets and liabilities in foreign currencies	117
Futures contracts	(1,331)
Total change in net unrealized appreciation (depreciation)		(256,996)
Net gain (loss)		(1,587,051)
Net increase (decrease) in net assets resulting from operations		$(1,575,813)
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	For the period October 5, 2021 (commencement of operations) through June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,238	$55,996
Net realized gain (loss)	(1,330,055)	(1,531,664)
Change in net unrealized appreciation (depreciation)	(256,996)	(8,813,883)
Net increase (decrease) in net assets resulting from operations	(1,575,813)	(10,289,551)
Distributions to shareholders	(16,400)	(57,350)
Share transactions
Proceeds from sales of shares	4,057,727	29,456,208
Cost of shares redeemed	-	(816,378)
Net increase (decrease) in net assets resulting from share transactions	4,057,727	28,639,830
Total increase (decrease) in net assets	2,465,514	18,292,929

Net Assets
Beginning of period	18,292,929	-
End of period	$20,758,443	$18,292,929

Other Information
Shares
Sold	250,000	1,200,000
Redeemed	-	(50,000)
Net increase (decrease)	250,000	1,150,000

Financial Highlights
Fidelity® Cloud Computing ETF

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$15.91	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.01	.06
Net realized and unrealized gain (loss)	(1.08)	(9.29)
Total from investment operations	(1.07)	(9.23)
Distributions from net investment income	(.01)	(.06)
Total distributions	(.01)	(.06)
Net asset value, end of period	$14.83	$15.91
Total Return D,E,F	(6.71)%	(36.69)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%
Expenses net of fee waivers, if any	.39% I	.39%
Expenses net of all reductions	.39% I	.39%
Net investment income (loss)	.11% I	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$20,758	$18,293
Portfolio turnover rate J,K	27% I	31% L

A For the period October 5, 2021 (commencement of operations) through June 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity® Crypto Industry and Digital Payments ETF
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Block, Inc. Class A	16.6
Coinbase Global, Inc.	12.4
Riot Blockchain, Inc.	5.9
Marathon Digital Holdings, Inc.	5.2
Applied Digital Corp.	3.8
Hut 8 Mining Corp.	3.5
Cleanspark, Inc.	3.5
Dlocal Ltd.	2.7
Galaxy Digital Holdings Ltd.	2.7
Shift4 Payments, Inc.	2.6
58.9

Market Sectors (% of Fund's net assets)

Information Technology	79.1
Financials	20.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 15.7%
Futures - 0.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Crypto Industry and Digital Payments ETF
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
FINANCIALS - 20.8%
Capital Markets - 17.4%
Bakkt Holdings, Inc. Class A (a)	328,508	390,925
Coinbase Global, Inc. (a)	59,138	2,092,894
Galaxy Digital Holdings Ltd. (a)	156,156	446,012
		2,929,831
Consumer Finance - 3.4%
Bread Financial Holdings, Inc.	9,488	357,318
Green Dot Corp. Class A (a)	12,957	204,980
		562,298
TOTAL FINANCIALS		3,492,129
INFORMATION TECHNOLOGY - 79.1%
IT Services - 53.4%
Block, Inc. Class A (a)	44,415	2,791,037
Cielo SA	373,200	370,390
Dlocal Ltd. (a)	29,011	451,701
Edenred SA	6,033	327,602
FleetCor Technologies, Inc. (a)	1,956	359,278
Flywire Corp. (a)	14,778	361,618
Global Payments, Inc.	3,708	368,279
GMO Payment Gateway, Inc.	3,600	297,942
Marqeta, Inc. Class A (a)	57,550	351,631
MasterCard, Inc. Class A	1,064	369,985
Nexi SpA (a)(b)	37,726	296,578
Nuvei Corp. (a)(b)	8,696	220,965
Payoneer Global, Inc. (a)	61,219	334,868
Shift4 Payments, Inc. (a)	7,696	430,437
Shopify, Inc. Class A (a)	8,845	307,010
StoneCo Ltd. Class A (a)	32,669	308,395
Visa, Inc. Class A	1,769	367,527
WEX, Inc. (a)	2,241	366,740
Worldline SA (a)(b)	7,548	294,271
		8,976,254
Software - 25.7%
Applied Digital Corp.	342,767	630,691
Bitfarms Ltd. (a)	640,779	281,943
Cleanspark, Inc. (a)	285,089	581,582
HIVE Blockchain Technologies Ltd. (a)	250,663	360,955
Hut 8 Mining Corp. (a)	701,422	596,209
Marathon Digital Holdings, Inc. (a)	257,040	879,077
Riot Blockchain, Inc. (a)	293,623	995,382
		4,325,839
TOTAL INFORMATION TECHNOLOGY		13,302,093
TOTAL COMMON STOCKS (Cost $23,946,702)		16,794,222

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $23,946,702)	16,794,222
NET OTHER ASSETS (LIABILITIES) - 0.1%	24,545
NET ASSETS - 100.0%	16,818,767

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1	Mar 2023	22,045	209	209

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $811,814 or 4.8% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	-	85,310	85,310	5	-	-	-	0.0%
Total	-	85,310	85,310	5	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Financials	3,492,129	3,492,129	-	-
Information Technology	13,302,093	12,709,880	592,213	-
Total Investments in Securities:	16,794,222	16,202,009	592,213	-
Derivative Instruments:

Assets
Futures Contracts	209	209	-	-
Total Assets	209	209	-	-
Total Derivative Instruments:	209	209	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	209	0
Total Equity Risk	209	0
Total Value of Derivatives	209	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Crypto Industry and Digital Payments ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $23,946,702):		$16,794,222
Segregated cash with brokers for derivative instruments		1,580
Cash		19,967
Foreign currency held at value (cost $2,219)		2,223
Dividends receivable		6,270
Other receivables		11
Total assets		16,824,273
Liabilities
Accrued management fee	5,485
Payable for daily variation margin on futures contracts	21
Total Liabilities		5,506
Net Assets		$16,818,767
Net Assets consist of:
Paid in capital		$27,237,158
Total accumulated earnings (loss)		(10,418,391)
Net Assets		$16,818,767
Net Asset Value , offering price and redemption price per share ($16,818,767 ÷ 1,600,000 shares)		$10.51

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$19,857
Income from Fidelity Central Funds		5
Total Income		19,862
Expenses
Management fee	$34,680
Independent trustees' fees and expenses	30
Total expenses before reductions	34,710
Expense reductions	(98)
Total expenses after reductions		34,612
Net Investment income (loss)		(14,750)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	(19,406)
Unaffiliated issuers	(2,344,590)
Foreign currency transactions	(365)
Futures contracts	(2,987)
Total net realized gain (loss)		(2,367,348)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,242,562)
Assets and liabilities in foreign currencies	25
Futures contracts	209
Total change in net unrealized appreciation (depreciation)		(2,242,328)
Net gain (loss)		(4,609,676)
Net increase (decrease) in net assets resulting from operations		$(4,624,426)
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	For the period April 19, 2022 (commencement of operations) through June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(14,750)	$(5,137)
Net realized gain (loss)	(2,367,348)	(884,217)
Change in net unrealized appreciation (depreciation)	(2,242,328)	(4,910,077)
Net increase (decrease) in net assets resulting from operations	(4,624,426)	(5,799,431)
Share transactions
Proceeds from sales of shares	9,706,463	18,803,995
Cost of shares redeemed	(1,267,834)	-
Net increase (decrease) in net assets resulting from share transactions	8,438,629	18,803,995
Total increase (decrease) in net assets	3,814,203	13,004,564

Net Assets
Beginning of period	13,004,564	-
End of period	$16,818,767	$13,004,564

Other Information
Shares
Sold	650,000	1,050,000
Redeemed	(100,000)	-
Net increase (decrease)	550,000	1,050,000

Financial Highlights
Fidelity® Crypto Industry and Digital Payments ETF

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$25.76
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.01)
Net realized and unrealized gain (loss)	(1.87)	(13.36)
Total from investment operations	(1.88)	(13.37)
Net asset value, end of period	$10.51	$12.39
Total Return D,E,F	(15.13)%	(51.92)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%
Expenses net of fee waivers, if any	.39% I	.39%
Expenses net of all reductions	.38% I	.39%
Net investment income (loss)	(.16)% I	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,819	$13,005
Portfolio turnover rate J,K	47% I	28% L

A For the period April 19, 2022 (commencement of operations) through June 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity® Digital Health ETF
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Intuitive Surgical, Inc.	4.6
DexCom, Inc.	4.5
ResMed, Inc.	4.3
Insulet Corp.	3.9
Veeva Systems, Inc. Class A	3.7
JD Health International, Inc.	3.3
Sonova Holding AG	3.2
Cochlear Ltd.	3.0
Inspire Medical Systems, Inc.	2.9
Fisher & Paykel Healthcare Corp.	2.8
36.2

Market Sectors (% of Fund's net assets)

Health Care	83.6
Consumer Discretionary	7.2
Information Technology	7.0
Consumer Staples	2.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 26.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Digital Health ETF
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 7.2%
Internet & Direct Marketing Retail - 7.2%
Alibaba Health Information Technology Ltd. (a)	244,000	207,894
JD Health International, Inc. (a)(b)	33,450	305,788
Ping An Healthcare and Technology Co. Ltd. (a)(b)	57,500	156,920
		670,602
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.2%
Shop Apotheke Europe NV (a)(b)	2,380	112,042
Zur Rose Group AG (a)	3,243	89,593
		201,635
HEALTH CARE - 83.6%
Biotechnology - 1.5%
Zealand Pharma A/S (a)	4,817	139,231
Health Care Equipment & Supplies - 41.9%
Axonics Modulation Technologies, Inc. (a)	2,913	182,150
Cochlear Ltd.	1,991	275,602
Demant A/S (a)	6,615	182,799
DexCom, Inc. (a)	3,722	421,479
Fisher & Paykel Healthcare Corp.	18,190	259,996
Inspire Medical Systems, Inc. (a)	1,067	268,756
Insulet Corp. (a)	1,227	361,217
Integra LifeSciences Holdings Corp. (a)	3,867	216,823
Intuitive Surgical, Inc. (a)	1,599	424,294
iRhythm Technologies, Inc. (a)	1,863	174,507
Nevro Corp. (a)	3,391	134,284
ResMed, Inc.	1,916	398,777
Senseonics Holdings, Inc. (a)	95,633	98,502
Sonova Holding AG	1,243	294,628
Tandem Diabetes Care, Inc. (a)	4,471	200,971
		3,894,785
Health Care Providers & Services - 12.9%
Apollo Medical Holdings, Inc. (a)	4,981	147,388
Cigna Corp.	618	204,768
Corvel Corp. (a)	995	144,603
Hims & Hers Health, Inc. (a)	19,602	125,649
Premier, Inc.	6,434	225,061
R1 Rcm, Inc. (a)	16,220	177,609
Signify Health, Inc. (a)	5,968	171,043
		1,196,121
Health Care Technology - 27.3%
American Well Corp. (a)	34,982	98,999
CompuGroup Medical AG	3,544	136,088
Computer Programs & Systems, Inc. (a)	3,518	95,760
Definitive Healthcare Corp. (a)	8,586	94,360
Doximity, Inc. (a)	6,130	205,723
Evolent Health, Inc. (a)	6,409	179,965
Health Catalyst, Inc. (a)	10,692	113,656
HealthStream, Inc. (a)	4,525	112,401
JMDC, Inc.	3,500	100,269
MultiPlan Corp. Class A (a)	62,562	71,946
Nextgen Healthcare, Inc. (a)	6,900	129,582
OptimizeRx Corp. (a)	4,790	80,472
Phreesia, Inc. (a)	5,496	177,851
Pro Medicus Ltd.	4,244	159,042
Sharecare, Inc. Class A (a)	57,164	91,462
Teladoc Health, Inc. (a)	7,853	185,723
Allscripts Healthcare Solutions, Inc. (a)	9,217	162,588
Veeva Systems, Inc. Class A (a)	2,128	343,417
		2,539,304
TOTAL HEALTH CARE		7,769,441
INFORMATION TECHNOLOGY - 7.0%
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A	3,195	182,722
Maximus, Inc.	2,751	201,731
		384,453
Software - 2.9%
EngageSmart, Inc. (a)	6,331	111,426
Model N, Inc. (a)	3,762	152,587
		264,013
TOTAL INFORMATION TECHNOLOGY		648,466
TOTAL COMMON STOCKS (Cost $11,985,302)		9,290,144

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,985,302)	9,290,144
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,045
NET ASSETS - 100.0%	9,293,189

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,750 or 6.2% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	-	416,614	416,614	152	-	-	-	0.0%
Total	-	416,614	416,614	152	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	670,602	-	670,602	-
Consumer Staples	201,635	201,635	-	-
Health Care	7,769,441	6,974,532	794,909	-
Information Technology	648,466	648,466	-	-
Total Investments in Securities:	9,290,144	7,824,633	1,465,511	-
Fidelity® Digital Health ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $11,985,302):		$9,290,144
Foreign currency held at value (cost $7,630)		7,686
Receivable for investments sold		28
Dividends receivable		1,231
Distributions receivable from Fidelity Central Funds		10
Total assets		9,299,099
Liabilities
Payable to custodian bank	2,763
Accrued management fee	3,116
Other payables and accrued expenses	31
Total Liabilities		5,910
Net Assets		$9,293,189
Net Assets consist of:
Paid in capital		$12,749,375
Total accumulated earnings (loss)		(3,456,186)
Net Assets		$9,293,189
Net Asset Value , offering price and redemption price per share ($9,293,189 ÷ 500,000 shares)		$18.59

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$12,198
Special dividends		19,416
Income from Fidelity Central Funds		152
Total Income		31,766
Expenses
Management fee	$18,313
Independent trustees' fees and expenses	16
Total expenses before reductions	18,329
Expense reductions	(8)
Total expenses after reductions		18,321
Net Investment income (loss)		13,445
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(426,216)
Foreign currency transactions	(61)
Total net realized gain (loss)		(426,277)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	428,745
Assets and liabilities in foreign currencies	88
Total change in net unrealized appreciation (depreciation)		428,833
Net gain (loss)		2,556
Net increase (decrease) in net assets resulting from operations		$16,001
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	For the period October 5, 2021 (commencement of operations) through June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,445	$(3,322)
Net realized gain (loss)	(426,277)	(485,420)
Change in net unrealized appreciation (depreciation)	428,833	(3,123,941)
Net increase (decrease) in net assets resulting from operations	16,001	(3,612,683)
Distributions to shareholders	(11,500)	-
Share transactions
Proceeds from sales of shares	-	13,779,066
Cost of shares redeemed	-	(877,695)
Net increase (decrease) in net assets resulting from share transactions	-	12,901,371
Total increase (decrease) in net assets	4,501	9,288,688

Net Assets
Beginning of period	9,288,688	-
End of period	$9,293,189	$9,288,688

Other Information
Shares
Sold	-	550,000
Redeemed	-	(50,000)
Net increase (decrease)	-	500,000

Financial Highlights
Fidelity® Digital Health ETF

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$18.58	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.03 D	(.01)
Net realized and unrealized gain (loss)	- E	(6.51)
Total from investment operations	.03	(6.52)
Distributions from net investment income	(.02)	-
Total distributions	(.02)	-
Net asset value, end of period	$18.59	$18.58
Total Return F,G,H	.17%	(25.99)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.39% K	.39%
Expenses net of fee waivers, if any	.39% K	.39%
Expenses net of all reductions	.39% K	.39%
Net investment income (loss)	.08% D,K	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,293	$9,289
Portfolio turnover rate L	39% K	48% M,N

A For the period October 5, 2021 (commencement of operations) through June 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.13)%.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Based on net asset value.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Electric Vehicles and Future Transportation ETF
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

NXP Semiconductors NV	4.2
Aptiv PLC	3.6
Samsung SDI Co. Ltd.	3.5
onsemi	3.5
STMicroelectronics NV (Italy)	3.4
Tesla, Inc.	3.3
Garmin Ltd.	3.2
Skyworks Solutions, Inc.	3.1
Li Auto, Inc. ADR	3.0
NIO, Inc. sponsored ADR	2.8
33.6

Market Sectors (% of Fund's net assets)

Consumer Discretionary	37.8
Information Technology	36.7
Industrials	17.7
Materials	7.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 48%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Electric Vehicles and Future Transportation ETF
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 37.8%
Auto Components - 15.2%
Aptiv PLC (a)	15,441	1,438,020
Faurecia SA (a)	45,617	687,915
Gentex Corp.	34,695	946,133
Lear Corp.	7,665	950,613
Luminar Technologies, Inc. (a)	82,061	406,202
Valeo SA	46,554	829,735
Visteon Corp. (a)	5,775	755,543
		6,014,161
Automobiles - 16.7%
Li Auto, Inc. ADR (a)	57,383	1,170,613
Lucid Group, Inc. Class A (a)	96,938	662,087
NIO, Inc. sponsored ADR (a)	113,446	1,106,099
Rivian Automotive, Inc. (a)	43,565	802,903
Tesla, Inc. (a)	10,752	1,324,431
XPeng, Inc. ADR (a)	92,566	920,106
Yadea Group Holdings Ltd. (b)	372,000	622,467
		6,608,706
Household Durables - 3.2%
Garmin Ltd.	13,759	1,269,818
Internet & Direct Marketing Retail - 2.0%
Lyft, Inc. (a)	71,604	789,076
Specialty Retail - 0.7%
EVgo, Inc. Class A (a)	65,439	292,512
TOTAL CONSUMER DISCRETIONARY		14,974,273
INDUSTRIALS - 17.7%
Commercial Services & Supplies - 1.0%
Aurora Innovation, Inc. (a)	310,085	375,203
Electrical Equipment - 16.0%
Ballard Power Systems, Inc. (a)	99,431	475,525
Blink Charging Co. (a)	31,828	349,153
Bloom Energy Corp. Class A (a)	38,538	736,847
ChargePoint Holdings, Inc. Class A (a)	64,033	610,234
Doosan Fuel Cell Co. Ltd. (a)	20,678	479,952
FuelCell Energy, Inc. (a)	167,071	464,457
LG Energy Solution (a)	3,150	1,084,875
Plug Power, Inc. (a)	68,092	842,298
PowerCell Sweden AB (a)	35,490	405,498
Sensata Technologies, Inc. PLC	22,403	904,633
		6,353,472
Road & Rail - 0.7%
TuSimple Holdings, Inc. (a)	160,018	262,430
TOTAL INDUSTRIALS		6,991,105
INFORMATION TECHNOLOGY - 36.7%
Electronic Equipment & Components - 3.5%
Samsung SDI Co. Ltd.	2,982	1,393,722
Semiconductors & Semiconductor Equipment - 33.2%
Allegro MicroSystems LLC (a)	20,768	623,455
Ambarella, Inc. (a)	9,603	789,655
Himax Technologies, Inc. sponsored ADR	68,190	423,460
indie Semiconductor, Inc. (a)	51,652	301,131
Infineon Technologies AG	27,961	848,390
Lattice Semiconductor Corp. (a)	15,374	997,465
Lx Semicon Co. Ltd.	6,800	385,575
NVIDIA Corp.	5,532	808,446
NXP Semiconductors NV	10,527	1,663,584
onsemi (a)	21,951	1,369,084
Renesas Electronics Corp. (a)	94,500	847,632
SiTime Corp. (a)	5,814	590,819
Skyworks Solutions, Inc.	13,348	1,216,403
STMicroelectronics NV (Italy)	38,848	1,368,405
Wolfspeed, Inc. (a)	13,057	901,455
		13,134,959
TOTAL INFORMATION TECHNOLOGY		14,528,681
MATERIALS - 7.7%
Chemicals - 4.1%
Chunbo Co. Ltd.	2,674	461,632
Livent Corp. (a)	33,371	663,082
SK IE Technology Co. Ltd. (a)(b)	11,653	488,422
		1,613,136
Metals & Mining - 3.6%
Allkem Ltd. (a)	99,474	758,231
Ganfeng Lithium Group Co. Ltd. (H Shares) (b)	91,880	686,309
		1,444,540
TOTAL MATERIALS		3,057,676
TOTAL COMMON STOCKS (Cost $56,766,774)		39,551,735

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $56,766,774)	39,551,735
NET OTHER ASSETS (LIABILITIES) - 0.1%	41,142
NET ASSETS - 100.0%	39,592,877

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,797,198 or 4.5% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	-	2,243,076	2,243,076	202	-	-	-	0.0%
Total	-	2,243,076	2,243,076	202	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	14,974,273	14,351,806	622,467	-
Industrials	6,991,105	6,991,105	-	-
Information Technology	14,528,681	11,464,254	3,064,427	-
Materials	3,057,676	1,613,136	1,444,540	-
Total Investments in Securities:	39,551,735	34,420,301	5,131,434	-
Fidelity® Electric Vehicles and Future Transportation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $56,766,774):		$39,551,735
Cash		17,217
Foreign currency held at value (cost $298)		299
Dividends receivable		37,470
Distributions receivable from Fidelity Central Funds		20
Total assets		39,606,741
Liabilities
Accrued management fee	13,864
Total Liabilities		13,864
Net Assets		$39,592,877
Net Assets consist of:
Paid in capital		$66,823,551
Total accumulated earnings (loss)		(27,230,674)
Net Assets		$39,592,877
Net Asset Value , offering price and redemption price per share ($39,592,877 ÷ 2,600,000 shares)		$15.23

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$124,559
Income from Fidelity Central Funds		202
Total Income		124,761
Expenses
Management fee	$82,683
Independent trustees' fees and expenses	73
Total expenses before reductions	82,756
Expense reductions	(24)
Total expenses after reductions		82,732
Net Investment income (loss)		42,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,705,943)
Foreign currency transactions	(5,701)
Total net realized gain (loss)		(5,711,644)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,058,200)
Assets and liabilities in foreign currencies	211
Total change in net unrealized appreciation (depreciation)		(1,057,989)
Net gain (loss)		(6,769,633)
Net increase (decrease) in net assets resulting from operations		$(6,727,604)
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	For the period October 5, 2021 (commencement of operations) through June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,029	$67,784
Net realized gain (loss)	(5,711,644)	(3,782,899)
Change in net unrealized appreciation (depreciation)	(1,057,989)	(16,156,923)
Net increase (decrease) in net assets resulting from operations	(6,727,604)	(19,872,038)
Distributions to shareholders	(71,400)	(64,350)
Share transactions
Proceeds from sales of shares	8,074,078	62,232,758
Cost of shares redeemed	-	(3,978,567)
Net increase (decrease) in net assets resulting from share transactions	8,074,078	58,254,191
Total increase (decrease) in net assets	1,275,074	38,317,803

Net Assets
Beginning of period	38,317,803	-
End of period	$39,592,877	$38,317,803

Other Information
Shares
Sold	450,000	2,300,000
Redeemed	-	(150,000)
Net increase (decrease)	450,000	2,150,000

Financial Highlights
Fidelity® Electric Vehicles and Future Transportation ETF

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$17.82	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.02	.04
Net realized and unrealized gain (loss)	(2.58)	(7.39)
Total from investment operations	(2.56)	(7.35)
Distributions from net investment income	(.03)	(.03)
Total distributions	(.03)	(.03)
Net asset value, end of period	$15.23	$17.82
Total Return D,E,F	(14.41)%	(29.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%
Expenses net of fee waivers, if any	.39% I	.39%
Expenses net of all reductions	.39% I	.39%
Net investment income (loss)	.20% I	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$39,593	$38,318
Portfolio turnover rate J,K	77% I	31% L

A For the period October 5, 2021 (commencement of operations) through June 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity® Metaverse ETF
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Tencent Holdings Ltd.	5.2
Meta Platforms, Inc. Class A	4.6
Adobe, Inc.	4.5
Apple, Inc.	4.0
Alphabet, Inc. Class A	4.0
NVIDIA Corp.	3.9
Nintendo Co. Ltd.	3.9
NetEase, Inc. ADR	3.3
Electronic Arts, Inc.	3.3
Dassault Systemes SA	3.0
39.7

Market Sectors (% of Fund's net assets)

Communication Services	61.4
Information Technology	34.9
Industrials	2.7
Consumer Discretionary	0.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 53%
Futures - 0.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Metaverse ETF
Schedule of Investments December 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 61.4%
Entertainment - 39.8%
Capcom Co. Ltd.	7,100	226,541
Com2uS Corp.	1,953	92,051
Electronic Arts, Inc.	3,204	391,465
Embracer Group AB (a)	43,633	198,033
GungHo Online Entertainment, Inc.	7,800	126,034
iDreamSky Technology Holdings Ltd. (a)(b)	179,600	89,053
Kakao Games Corp. (a)	4,437	156,672
Koei Tecmo Holdings Co. Ltd.	9,400	170,410
Konami Group Corp.	4,600	208,132
KRAFTON, Inc. (a)	1,386	184,142
NCSOFT Corp.	644	228,163
Neowiz (a)	3,093	90,381
NetEase, Inc. ADR	5,534	401,934
Netmarble Corp. (b)	3,310	158,105
Nexon Co. Ltd.	12,900	289,589
Nintendo Co. Ltd.	11,200	469,577
Pearl Abyss Corp. (a)	4,047	134,260
Roblox Corp. (a)	8,863	252,241
Square Enix Holdings Co. Ltd.	4,500	209,064
Take-Two Interactive Software, Inc. (a)	3,102	323,011
Ubisoft Entertainment SA (a)	6,242	175,937
WeMade Entertainment Co. Ltd.	3,620	90,321
XD, Inc. (a)	42,200	116,787
		4,781,903
Interactive Media & Services - 21.6%
Alphabet, Inc. Class A (a)	5,488	484,206
Bumble, Inc. (a)	6,569	138,277
GREE, Inc.	16,300	85,981
Meitu, Inc. (a)(b)	628,500	110,320
Meta Platforms, Inc. Class A (a)	4,601	553,684
NAVER Corp.	2,492	349,806
Snap, Inc. Class A (a)	26,604	238,106
Tencent Holdings Ltd.	14,600	624,791
		2,585,171
TOTAL COMMUNICATION SERVICES		7,367,074
CONSUMER DISCRETIONARY - 0.8%
Leisure Products - 0.8%
Golfzon Co. Ltd.	1,046	93,309
INDUSTRIALS - 2.7%
Aerospace & Defense - 2.7%
Maxar Technologies, Inc.	6,384	330,308
INFORMATION TECHNOLOGY - 34.9%
IT Services - 3.3%
GDS Holdings Ltd. ADR (a)	10,365	213,726
NEXTDC Ltd. (a)	28,689	177,045
		390,771
Semiconductors & Semiconductor Equipment - 8.4%
ams-OSRAM AG (a)	19,946	145,520
Cirrus Logic, Inc. (a)	2,775	206,682
NVIDIA Corp.	3,235	472,763
Synaptics, Inc. (a)	1,976	188,036
		1,013,001
Software - 17.6%
Adobe, Inc. (a)	1,610	541,813
Aveva Group PLC	5,590	216,049
Bentley Systems, Inc. Class B	6,414	237,061
Dassault Systemes SA	10,048	359,191
Matterport, Inc. (a)	35,245	98,686
Nemetschek SE	3,507	178,496
PTC, Inc. (a)	2,412	289,536
Unity Software, Inc. (a)	6,593	188,494
		2,109,326
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	3,737	485,548
Super Micro Computer, Inc. (a)	2,282	187,352
		672,900
TOTAL INFORMATION TECHNOLOGY		4,185,998
TOTAL COMMON STOCKS (Cost $13,792,220)		11,976,689

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (c) (Cost $18,299)	18,296	18,299

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $13,810,519)	11,994,988
NET OTHER ASSETS (LIABILITIES) - 0.1%	11,207
NET ASSETS - 100.0%	12,006,195

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1	Mar 2023	22,045	(672)	(672)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $357,478 or 3.0% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	-	123,587	105,288	147	-	-	18,299	0.0%
Total	-	123,587	105,288	147	-	-	18,299

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,367,074	4,575,178	2,791,896	-
Consumer Discretionary	93,309	93,309	-	-
Industrials	330,308	330,308	-	-
Information Technology	4,185,998	3,649,762	536,236	-

Money Market Funds	18,299	18,299	-	-
Total Investments in Securities:	11,994,988	8,666,856	3,328,132	-
Derivative Instruments:

Liabilities
Futures Contracts	(672)	(672)	-	-
Total Liabilities	(672)	(672)	-	-
Total Derivative Instruments:	(672)	(672)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(672)
Total Equity Risk	0	(672)
Total Value of Derivatives	0	(672)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Metaverse ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			December 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $13,792,220)		11,976,689
Fidelity Central Funds (cost $18,299)		18,299

Total Investment in Securities (cost $13,810,519)			$11,994,988
Segregated cash with brokers for derivative instruments			1,580
Foreign currency held at value (cost $12,189)			12,172
Receivable for investments sold			7
Dividends receivable			12,589
Distributions receivable from Fidelity Central Funds			53
Total assets			12,021,389
Liabilities
Payable for investments purchased		11,279
Accrued management fee		3,894
Payable for daily variation margin on futures contracts		21
Total Liabilities			15,194
Net Assets			$12,006,195
Net Assets consist of:
Paid in capital			$14,348,282
Total accumulated earnings (loss)			(2,342,087)
Net Assets			$12,006,195
Net Asset Value , offering price and redemption price per share ($12,006,195 ÷ 600,000 shares)			$20.01

Statement of Operations
		Six months ended December 31, 2022 (Unaudited)
Investment Income
Dividends		$33,191
Income from Fidelity Central Funds		147
Total Income		33,338
Expenses
Management fee	$23,305
Independent trustees' fees and expenses	20
Total expenses before reductions	23,325
Expense reductions	(86)
Total expenses after reductions		23,239
Net Investment income (loss)		10,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(327,046)
Foreign currency transactions	(3,570)
Futures contracts	(2,296)
Total net realized gain (loss)		(332,912)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(528,163)
Assets and liabilities in foreign currencies	168
Futures contracts	(349)
Total change in net unrealized appreciation (depreciation)		(528,344)
Net gain (loss)		(861,256)
Net increase (decrease) in net assets resulting from operations		$(851,157)
Statement of Changes in Net Assets

	Six months ended December 31, 2022 (Unaudited)	For the period April 19, 2022 (commencement of operations) through June 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,099	$214
Net realized gain (loss)	(332,912)	(123,480)
Change in net unrealized appreciation (depreciation)	(528,344)	(1,287,738)
Net increase (decrease) in net assets resulting from operations	(851,157)	(1,411,004)
Distributions to shareholders	(22,200)	-
Share transactions
Proceeds from sales of shares	2,221,577	13,140,454
Cost of shares redeemed	-	(1,071,475)
Net increase (decrease) in net assets resulting from share transactions	2,221,577	12,068,979
Total increase (decrease) in net assets	1,348,220	10,657,975

Net Assets
Beginning of period	10,657,975	-
End of period	$12,006,195	$10,657,975

Other Information
Shares
Sold	100,000	550,000
Redeemed	-	(50,000)
Net increase (decrease)	100,000	500,000

Financial Highlights
Fidelity® Metaverse ETF

	Six months ended (Unaudited) December 31, 2022	Years ended June 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$21.32	$25.28
Income from Investment Operations
Net investment income (loss) B,C	.02	- D
Net realized and unrealized gain (loss)	(1.29)	(3.96)
Total from investment operations	(1.27)	(3.96)
Distributions from net investment income	(.04)	-
Total distributions	(.04)	-
Net asset value, end of period	$20.01	$21.32
Total Return E,F,G	(5.95)%	(15.67)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J	.39%
Expenses net of fee waivers, if any	.39% J	.39%
Expenses net of all reductions	.38% J	.39%
Net investment income (loss)	.17% J	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$12,006	$10,658
Portfolio turnover rate K,L	37% J	8% M

A For the period April 19, 2022 (commencement of operations) through June 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Based on net asset value.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended December 31, 2022

1 . Organization.
Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

For Fidelity Clean Energy ETF, clean energy companies are subject to various risks, including fluctuations in commodity prices and/or interest rates, obsolescence of existing technology, short product cycles, changes in governmental and environmental regulations and enforcement policies, changes in U.S. and foreign government policies, including tax incentives and government subsidies, reduced availability of clean energy sources or other commodities, and extreme weather or other natural disasters.

For Fidelity Cloud Computing ETF, cloud computing companies are subject to various risks, including those associated with limited operating history, product lines, markets, financial resources or personnel, changes in business cycles, intense competition, potentially rapid product obsolescence, disruptions in service, changes in regulation, and cybersecurity attacks and other types of theft.

For Fidelity Crypto Industry and Digital Payments ETF, cryptocurrency and blockchain companies are subject to various risks, including inability to develop digital asset applications or to capitalize on those applications, theft, loss, or destruction of cryptographic keys, the possibility that digital asset technologies may never be fully implemented, cybersecurity risk, conflicting intellectual property claims, and inconsistent and changing regulations. Digital payments processing companies are subject to various risks, including those associated with intense competition, changes in regulation, economic conditions, deterioration in credit markets, impairment of intellectual property rights, disruptions in service, and cybersecurity attacks and other types of theft.

For Fidelity Digital Health ETF, digital health companies are subject to various risks, including competition, potentially rapid product obsolescence, increasing regulatory scrutiny, changes in government regulatory requirements, regulatory approval for new drugs and medical products, changes in business cycles, vulnerability to cybersecurity breaches, and unexpected events such as pandemics.

For Fidelity Electric Vehicles and Future Transportation ETF, electric vehicles and future transportation companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, production delays, changes in governmental regulation, and litigation based on product liability claims.

For Fidelity Metaverse ETF, metaverse companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, potentially rapid product obsolescence, impairment of intellectual property rights, disruptions in service, cybersecurity attacks, and changes in regulation.

Although each Fund's underlying index uses a rules-based proprietary index methodology that seeks to identify such companies, there is no guarantee that this methodology will be successful.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE)business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, net operating losses, redemptions in kind and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Clean Energy ETF	$ 41,841,184	$ 3,109,258	$ (6,970,310)	$ (3,861,052)
Fidelity Cloud Computing ETF	30,013,296	554,577	(9,842,845)	(9,288,268)
Fidelity Crypto Industry and Digital Payments ETF	24,117,884	419,819	(7,743,272)	(7,323,453)
Fidelity Digital Health ETF	12,087,387	569,530	(3,366,773)	(2,797,243)
Fidelity Electric Vehicles and Future Transportation ETF	56,982,937	1,097,598	(18,528,800)	(17,431,202)
Fidelity Metaverse ETF	13,824,370	578,494	(2,408,548)	(1,830,054)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Clean Energy ETF	$ (963,004)	$ -	$ (963,004)
Fidelity Cloud Computing ETF	(1,007,817)	-	(1,007,817)
Fidelity Crypto Industry and Digital Payments ETF	(857,128)	-	(857,128)
Fidelity Digital Health ETF	(118,201)	-	(118,201)
Fidelity Electric Vehicles and Future Transportation ETF	(3,904,483)	-	(3,904,483)
Fidelity Metaverse ETF	(175,908)	(193)	(176,101)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2022 to June 30, 2022. Loss deferrals were as follows:
Ordinary losses
Fidelity Clean Energy ETF	$(8,013)
Fidelity Digital Health ETF	(2,724)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Clean Energy ETF	11,300,111	8,827,006
Fidelity Cloud Computing ETF	3,074,487	2,661,708
Fidelity Crypto Industry and Digital Payments ETF	3,938,964	3,823,182
Fidelity Digital Health ETF	2,185,105	1,844,901
Fidelity Electric Vehicles and Future Transportation ETF	17,527,196	15,862,748
Fidelity Metaverse ETF	2,446,840	2,151,230

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions($)	In-Kind Redemptions ($)
Fidelity Clean Energy ETF	7,797,700	-
Fidelity Cloud Computing ETF	4,017,473	-
Fidelity Crypto Industry and Digital Payments ETF	9,556,112	1,258,592
Fidelity Electric Vehicles and Future Transportation ETF	6,337,894	-
Fidelity Metaverse ETF	1,907,247	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Clean Energy ETF	.39%
Fidelity Cloud Computing ETF	.39%
Fidelity Crypto Industry and Digital Payments ETF	.39%
Fidelity Digital Health ETF	.39%
Fidelity Electric Vehicles and Future Transportation ETF	.39%
Fidelity Metaverse ETF	.39%

Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Clean Energy ETF	$29
Fidelity Cloud Computing ETF	75
Fidelity Crypto Industry and Digital Payments ETF	98
Fidelity Digital Health ETF	8
Fidelity Electric Vehicles and Future Transportation ETF	24
Fidelity Metaverse ETF	86
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities.   In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022

Fidelity® Clean Energy ETF	.39%
Actual		$ 1,000	$ 1,038.40	$ 2.00
Hypothetical- B		$ 1,000	$ 1,023.24	$ 1.99

Fidelity® Cloud Computing ETF	.39%
Actual		$ 1,000	$ 932.90	$ 1.90
Hypothetical- B		$ 1,000	$ 1,023.24	$ 1.99

Fidelity® Crypto Industry and Digital Payments ETF	.39%
Actual		$ 1,000	$ 848.70	$ 1.82
Hypothetical- B		$ 1,000	$ 1,023.24	$ 1.99

Fidelity® Digital Health ETF	.39%
Actual		$ 1,000	$ 1,001.70	$ 1.97
Hypothetical- B		$ 1,000	$ 1,023.24	$ 1.99

Fidelity® Electric Vehicles and Future Transportation ETF	.39%
Actual		$ 1,000	$ 855.90	$ 1.82
Hypothetical- B		$ 1,000	$ 1,023.24	$ 1.99

Fidelity® Metaverse ETF	.39%
Actual		$ 1,000	$ 940.50	$ 1.91
Hypothetical- B		$ 1,000	$ 1,023.24	$ 1.99

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9903829.101
CEE-SANN-0323

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust ’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust ’s (the “Trust ”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust ’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust ’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023